Segment reporting (Details 6) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	₨ 7,446	₨ 10,914
India Country [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	5,341	7,807
Switzerland Country [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	1,112	1,100
United States Country [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	206	723
Others [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	₨ 787	₨ 1,284